Net Loss per Share - Anti-dilutive Shares Excluded From Computation (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,903,000	8,039	8,208
RSUs and PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,421,000	521	551
Public warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	286,000	286	286
Opco warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	32	32
Opco unvested incentive units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	0	89
Opco common units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,178,000	7,200	7,250
Class 1 And Class 2 Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,018,000	0	0